Earnings Per Share - Computation of Basic and Diluted Earnings Per Share (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Numerator
Numerator for basic and diluted earnings per share	$ 88,954	$ 119,558	$ 104,912	$ 99,015	$ 98,021	$ 98,749	$ 101,870	$ 92,731	$ 412,439	$ 391,371	$ 346,665
Denominator
Denominator for basic earnings per share - weighted average number of shares outstanding									161,330	168,275	185,213
Effect of assumed conversion of 0.50% convertible notes									24	24	24
Effect of dilutive stock options granted									1,764	1,138	1,322
Denominator for dilutive earnings per share - adjusted weighted average shares and assumed conversions									163,118	169,437	186,559
Basic earnings per share	$ 0.55	$ 0.74	$ 0.65	$ 0.61	$ 0.60	$ 0.59	$ 0.60	$ 0.54	$ 2.56	$ 2.33	$ 1.87
Diluted earnings per share	$ 0.54	$ 0.73	$ 0.64	$ 0.61	$ 0.60	$ 0.59	$ 0.60	$ 0.53	$ 2.53	$ 2.31	$ 1.86